Financial assets at fair value through profit or loss	6 Months Ended
Jun. 30, 2022
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
2

Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
in EUR million
30
June
2022
31
December
2021
Trading assets 60,733 51,381
Non-trading derivatives 2,693 1,536
Designated at fair value through profit or loss 6,565 6,355
Mandatorily measured at fair value through profit or loss 68,636 42,684
138,628 101,956
Trading assets include assets that

are classified under IFRS as Trading, but are

closely related to servicing the
needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products
that are traded on the financial markets. A significant part of the derivatives in the trading portfolio is related
to servicing corporate clients in their risk management to hedge for example currency or interest rate
exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own
equity or debt securities (securities underwriting).
(Reverse) repurchase transactions
Financial assets at fair value through profit or loss includes securities lending and sales and repurchase transactions which were not derecognised, because ING Group continues to be exposed to substantially all
risks and rewards of the transferred

financial asset. For repurchase agreements the gross amount of assets must be considered together with the gross amount of related liabilities, which are presented separately on
the statement of financial position since IFRS does not always allow netting of these positions in the statement
of financial position.
ING Group’s exposure

to (reverse) repurchase transactions is included in the following lines in the statement of
financial position:
Exposure to (reverse) repurchase agreements
in EUR million
30
June
2022
31
December
2021
Reverse repurchase transactions
Loans and advances to banks 4,176 3,403
Loans and advances to customers 703 71
Trading assets (loans and receivables) 10,343 8,026
(Loans and receivables) Mandatorily measured at fair value through profit or loss
64,977 39,823
80,200 51,322
Repurchase transactions
Deposits from banks 4,964 4,138
Trading liabilities, funds on deposit 11,414 7,127
Funds entrusted designated and measured at fair value

through profit or loss
50,991 34,608
67,370 45,873